Schwab Funds®
211 Main Street
San Francisco, CA 94105
November 17, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	Schwab Investments File Nos. 33-37459 and 811-6200
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated November 15, 2009, for the above-named Trust do not differ from those filed in the most recent Post-Effective Amendment No. 81, which was filed electronically.

Sincerely,
/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel Charles Schwab Investment Management, Inc.